Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees	12 Months Ended
Dec. 31, 2022
Insurance [Abstract]
Certain Nontraditional Long-Duration Contracts and Variable Annuity Guarantees	Certain Non-traditional Long-Duration Contracts and Variable Annuity Guarantees
Variable Annuity Guarantees

Variable annuity contracts issued by the Company offer various guaranteed minimum death, withdrawal, income and accumulation benefits. Certain benefits, including non-life contingent components of guaranteed minimum withdrawal benefits (“GMWB”) and guaranteed minimum withdrawal benefits for life (“GMWB for Life”), guaranteed minimum accumulation benefits (“GMAB”) and the reinsurance recoverable on the Company’s guaranteed minimum income benefits (“GMIB”), are recorded at fair value. Guaranteed benefits that are not subject to fair value accounting are accounted for as insurance benefits. Variable annuity embedded derivatives are carried at fair value on the Company’s balance sheet as a component of reserves for future policy benefits and claims payable. The Company discontinued offering the GMIB in 2009 and GMAB in 2011.

The non-life contingent component of GMWB and GMWB for Life contracts consists of those guaranteed withdrawal amounts paid to the contract holder in excess of the account value of the contract, up to the amount of the living benefit base. Withdrawal amounts paid to the contract holder in excess of the living benefit base are considered life contingent and are accounted for as insurance benefits. GMABs and non-life contingent components of GMWB and GMWB for Life contracts are recorded at fair value with changes in fair value recorded in net gains (losses) on derivatives and investments. The fair value of the reserve is based on the expectations of future benefit payments and certain future fees associated with the benefits. At the inception of the contract, the Company attributes to the embedded derivative a portion of rider fees collected from the contract holder, which is then held static in future valuations. Those fees, generally referred to as the attributed fees, are set such that the present value of the attributed fees is equal to the present value of future claims expected to be paid under the guaranteed benefit at the inception of the contract. In subsequent valuations, both the present value of future benefits and the present value of attributed fees are revalued based on current market conditions and policyholder behavior assumptions. The difference between each of the two components represents the fair value of the embedded derivative. Thus, when unfavorable equity market movements cause declines in the contract holder’s account value relative to the guarantee benefit, the valuation of future expected claims would generally increase relative to the measurement performed at the inception of the contract, resulting in an increase in the fair value of the embedded derivative liability (and vice versa).

Fair values for GMWB, GMWB for Life, and GMAB embedded derivatives, as well as GMIB reinsurance recoverables, are calculated using internally developed models because active, observable markets do not exist for those guaranteed benefits.
The fair value calculation is based on the present value of future cash flows comprised of future expected benefit payments, less future attributed rider fees, over the lives of the contracts. Estimating these cash flows requires numerous estimates and subjective judgments related to capital market inputs, as well as actuarially determined assumptions related to expectations regarding policyholder behavior. Capital market inputs include expected market rates of return, market volatility, correlations of market index returns to funds, fund performance and discount rates. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience. The more significant actuarial assumptions include benefit utilization by policyholders, lapse, mortality, and withdrawal rates. Best estimate assumptions plus risk margins are used as applicable.

At each valuation date, the fair value calculation reflects expected returns based on constant maturity treasury rates as of that date to determine the value of expected future cash flows produced in a stochastic process. Volatility assumptions are based on available market data for implied market volatility for durations up to 10 years, grading to a historical volatility level by year 15, where such long-term historical volatility levels contain an explicit risk margin. Risk margins are also incorporated into the model assumptions, particularly for policyholder behavior. Estimates of future policyholder behavior are subjective and are based primarily on the Company’s experience.

The fair value of a liability reflects the effect of nonperformance risk. Nonperformance risk includes, but may not be limited to, a reporting entity’s own credit risk. Non-performance risk is incorporated into the calculation through the adjustment of the risk-free rate curve based on spreads indicated by a blend of yields on similarly-rated peer debt and yields on Jackson Financial debt (adjusted to operating company levels).

As markets change, mature and evolve and actual policyholder behavior emerges, management regularly evaluates the appropriateness of its assumptions for this component of the fair value model.

The use of the models and assumptions described above requires a significant amount of judgment. Management believes the aggregation of each of these components results in an amount that the Company would be required to transfer for a liability, or receive for an asset, to or from a willing buyer or seller, if one existed, for those market participants to assume the risks associated with the guaranteed benefits and the related reinsurance. However, the ultimate settlement amount of the asset or liability, which is currently unknown, could be significantly different than this fair value.

The Company issues variable contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder (“traditional variable annuities”). The Company also issues variable annuity and life contracts through separate accounts where the Company contractually guarantees to the contract holder (“variable contracts with guarantees”) either a) return of no less than total deposits made to the account adjusted for any partial withdrawals, b) total deposits made to the account adjusted for any partial withdrawals plus a minimum return, or c) the highest account value on a specified anniversary date adjusted for any withdrawals following the contract anniversary. These guarantees include benefits that are payable in the event of death (guaranteed minimum death benefits, or "GMDB"), at annuitization (GMIB), upon the depletion of funds (GMWB) or at the end of a specified period (GMAB).

The assets supporting the variable portion of both traditional variable annuities and variable contracts with guarantees are carried at fair value and reported as summary total separate account assets with an equivalent summary total reported for separate account liabilities. Liabilities for guaranteed benefits, including net embedded derivatives, are general account obligations and are reported in reserves for future policy benefits and claims payable. Amounts assessed against the contract holders for mortality, administrative, and other services are reported in revenue as fee income. Changes in liabilities for minimum guarantees are reported within death, other policy benefits and change in policy reserves within the Consolidated Income Statements with the exception of changes in embedded derivatives, which are included in net gains (losses) on derivatives and investments. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the Consolidated Income Statements.
Fixed Index Annuities

The equity-linked option associated with fixed index annuities issued by the Company is accounted for at fair value as an embedded derivative on the Company’s Consolidated Balance Sheets as a component of other contract holder funds, with changes in fair value recorded in net income. The fair value is determined using an option-budget method with capital market inputs of market index returns and discount rates as well as actuarial assumptions including lapse, mortality and withdrawal rates. Thus, favorable equity market movements cause increases in future contract holder benefits, resulting in an increase in the fair value of the embedded derivative liability (and vice versa). The Company also establishes a host contract reserve to support the underlying guaranteed account value growth. This host reserve is a component of other contract holder funds on the Company’s Consolidated Balance Sheets. In addition, longevity riders may be issued on fixed index annuities. The benefits for these riders are accounted for as insurance benefits similarly to the life-contingent variable annuity guaranteed benefits described above, and are a component of reserves for future policy benefits and claims payable on the Company’s Consolidated Balance Sheets.

RILA

The equity-linked option associated with registered index linked annuities issued by the Company is accounted for at fair value as an embedded derivative on the Company’s Consolidated Balance Sheets as a component of other contract holder funds, with changes in fair value recorded in net income. The fair value is determined using an option-budget method with capital market inputs of market index returns and discount rates as well as actuarial assumptions including lapse, mortality and withdrawal rates. Thus, favorable equity market movements cause increases in future contract holder benefits, resulting in an increase in the fair value of the embedded derivative liability (and vice versa). The Company also establishes a host contract reserve to support the associated account value growth and policyholder benefits. This host reserve is a component of other contract holder funds on the Company’s Consolidated Balance Sheets.

Separate Account Assets and Liabilities

The Company maintains separate account assets, which are reported at fair value. The related liabilities are reported at an amount equivalent to the separate account assets. At December 31, 2022 and 2021, the assets and liabilities associated with variable life and annuity contracts were $196 billion and $249 billion, respectively. Investment risks associated with market value changes are borne by the contract holders, except to the extent of minimum guarantees made by the Company. Separate account net investment income, net investment realized and unrealized gains and losses, and the related liability changes are offset within the same line item in the Consolidated Income Statements. Amounts assessed against the contract holders for mortality, variable annuity benefit guarantees, administrative, and other services are reported in revenue as fee income.

Included in the assets and liabilities described above is a Company issued group variable annuity contract designed for use in connection with and issued to the Company’s Defined Contribution Retirement Plan. These deposits are allocated to the Jackson National Separate Account – II, which had balances of $284 million and $390 million at December 31, 2022 and 2021, respectively. The Company receives administrative fees for managing the funds. These fees are recorded as earned and included in fee income in the Consolidated Income Statements.
At December 31, 2022 and 2021, the Company provided variable annuity contracts with guarantees, for which the net amount at risk is defined as the amount of guaranteed benefit in excess of current account value, as follows (dollars in millions):

	Minimum Return	Account Value	Net Amount at Risk	Weighted Average Attained Age	Average Period until Expected Annuitization

December 31, 2022
Return of net deposits plus a minimum return
GMDB	0-6%	$152,267	$8,812	69.3 years
GMWB - Premium only	0%	2,123	58
GMWB	0-5%*	169	14
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		11,255	2,406	70.5 years
GMWB - Highest anniversary only		2,992	559
GMWB		889	127
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0-6%	7,677	2,309	72.3 years
GMIB	0-6%	1,209	752		0.5 years
GMWB	0-8%*	142,361	41,148

				Weighted Average Attained Age	Average Period until Expected Annuitization
	Minimum Return	Account Value	Net Amount at Risk

December 31, 2021
Return of net deposits plus a minimum return
GMDB	0-6%	$194,060	$2,124	68.7 years
GMWB - Premium only	0%	2,937	7
GMWB	0-5%*	245	8
Highest specified anniversary account value minus withdrawals post-anniversary
GMDB		14,806	93	69.8 years
GMWB - Highest anniversary only		3,919	33
GMWB		643	44
Combination net deposits plus minimum return, highest specified anniversary account value minus withdrawals post-anniversary
GMDB	0-6%	9,896	522	71.9 years
GMIB	0-6%	1,662	463		0.5 years
GMWB	0-8%*	181,457	4,295

* Ranges shown based on simple interest. The upper limits of 5% or 8% simple interest are approximately equal to 4.1% and 6.0%, respectively, on a compound interest basis over a typical 10-year bonus period. The combination GMWB category also includes benefits with a defined increase in the withdrawal percentage under pre-defined non-market conditions.
Amounts shown as GMWB above include a ‘not-for-life’ component up to the point at which the guaranteed withdrawal benefit is exhausted, after which benefits paid are considered ‘for-life’ benefits. The ‘not-for-life’ portion is valued as an embedded derivative, while the ‘for-life’ benefits are valued as an insurance liability (see below). For this table, the net amount at risk of the ‘not-for-life’ component is the undiscounted excess of the guaranteed withdrawal benefit over the account value, and that of the ‘for-life’ component is the estimated value of additional life contingent benefits paid after the guaranteed withdrawal benefit is exhausted.

Account balances of contracts with guarantees were invested in variable separate accounts as follows (in millions):

	December 31,
	2022	2021
Fund type:
Equity	$118,858	$154,368
Bond	16,047	20,207
Balanced	34,693	43,185
Money market	2,243	1,564
Total	$171,841	$219,324

GMDB liabilities reflected in the general account were as follows (in millions):

	December 31,
	2022	2021
Balance as of beginning of period	$1,370	$1,418
Incurred guaranteed benefits	1,058	55
Paid guaranteed benefits	(219)	(103)
Balance as of end of period	$2,209	$1,370
The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the liability balance through the Consolidated Income Statements, within death, other policy benefits and change in policy reserves, if actual experience or other evidence suggests that earlier assumptions should be revised.

The following assumptions and methodology were used to determine the GMDB liability at both December 31, 2022 and 2021 (except where otherwise noted):

•Use of a series of stochastic investment performance scenarios, based on historical average market volatility.
•Mean investment performance assumption of 7.15%, after investment management fees, but before external investment advisory fees and mortality and expense charges.
•Mortality equal to 40% to 100% of the 2012 Individual Annuity Mortality basic table improved using Scale G through 2019.
•Lapse rates varying by contract type, duration and degree the benefit is in-the-money and ranging from 0.3% to 27.9% (before application of dynamic adjustments).
•Discount rates: 7.15% on 2020 and later issues, 7.4% on 2013 through 2019 issues, 8.4% on 2012 and prior issues.

Most GMWB reserves are considered derivatives under current accounting guidance and are recognized at fair value, as previously defined, with the change in fair value reported in net income (as net gains (losses) on derivatives and investments).The fair value of these embedded derivatives is determined using stochastic modeling and inputs as further described in Note 6. The GMWB net embedded derivative (asset) liability of $(2,154) million and $2,626 million at December 31, 2022 and 2021, respectively, and was reported in reserves for future policy benefits and claims payable.
The Company has also issued certain GMWB products that guarantee payments over a lifetime. Reserves for the portion of these benefits after the point where the guaranteed withdrawal balance is exhausted are calculated using assumptions and methodology similar to the GMDB liability. At December 31, 2022 and 2021, these GMWB reserves totaled $441 million and $196 million, respectively, and were reported in reserves for future policy benefits and claims payable.

GMAB benefits were offered on some variable annuity products. However, the Company no longer offers these benefits and all have expired as of June 30, 2021.

The direct GMIB liability is determined at each period end by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The assumptions used for calculating the direct GMIB liability are consistent with those used for calculating the GMDB liability. At December 31, 2022 and 2021, GMIB reserves before reinsurance totaled $142 million and $78 million, respectively.

Other Liabilities – Insurance and Annuitization Benefits

The Company has established additional reserves for life insurance business for universal life plans with secondary guarantees, interest-sensitive life plans that exhibit “profits followed by loss” patterns and account balance adjustments to tabular guaranteed cash values on one interest-sensitive life plan.

Liabilities for these benefits, as established according to the methodologies described below, are as follows:

	December 31, 2022			December 31, 2021
Benefit Type	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age	Liability (in millions)	Net Amount at Risk (in millions)	Weighted Average Attained Age
Insurance benefits *	$950	$17,427	64.6 years	$943	$18,506	64.0 years
Account balance adjustments	146	N/A	N/A	141	N/A	N/A
*    Amounts for the universal life benefits are for the total of the plans containing any policies having projected non-zero excess benefits, and thus may include some policies with zero projected excess benefits.

The following assumptions and methodology were used to determine the universal life insurance benefit liability for the periods referenced in the table above:

•Use of a series of deterministic premium persistency scenarios.
•Other experience assumptions similar to those used in amortization of deferred acquisition costs.
•Discount rates equal to credited interest rates, approximately 3.0% to 5.5% at both December 31, 2022 and 2021, respectively.
The Company also has a small closed block of two-tier annuities, where different crediting rates are used for annuitization and surrender benefit calculations. A liability is established to cover future annuitization benefits in excess of surrender values and was immaterial to the Consolidated Financial Statements at both December 31, 2022 and 2021, respectively. The Company also offers an optional lifetime income rider with certain of its fixed index annuities. The liability established for this rider before reinsurance was $58 million and $37 million at December 31, 2022 and 2021, respectively.